Fair Value Measurements (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities	$ 11,211	$ 11,211
Impairment loss on investment	$ 0	309	$ 0
Oculon Optoelectronics Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities		0
Impairment loss on investment		309
Fair Value, Inputs, Level 1 [Member] | Oculon Optoelectronics Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities		0
Fair Value, Inputs, Level 2 [Member] | Oculon Optoelectronics Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities		0
Fair Value, Inputs, Level 3 [Member] | Oculon Optoelectronics Inc [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Investments in Non-marketable Equity Securities		$ 0